UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      7/11/2007
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           97
                                         -----------
Form 13F Information Table Value Total:     $229,006
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     COM              604059105      981   11300 SH       Sole              11300      0    0
AT&T Corp.                     COM              001957109     3079   74200 SH       Sole              74200      0    0
Adobe Systems                  COM              0072f1019      241    6000 SH       Sole               6000      0    0
Advanced Micro Devices         COM              007903107      698   48800 SH       Sole              48800      0    0
Allstate Corp.                 COM              020002101      646   10500 SH       Sole              10500      0    0
Altria Group Inc.              COM              718154107      351    5000 SH       Sole               5000      0    0
American International Group   COM              026874107     7396  105605 SH       Sole             105605      0    0
Amgen                          COM              031162100     3149   56950 SH       Sole              56950      0    0
Apollo Group                   COM              037604105     3163   54125 SH       Sole              54125      0    0
BP p.l.c                       COM              055622104      247    3420 SH       Sole               3420      0    0
Bank of America Corp           COM              066050105    10712  219100 SH       Sole             219100      0    0
Beazer Homes USA               COM              07556Q105      406   16450 SH       Sole              16450      0    0
Berkshire Hathaway Cl B        COM              084670207     2022     561 SH       Sole                561      0    0
Berkshire Hthwy Class A        COM              084670108      219     200 SH       Sole                200      0    0
Boyd Gaming Corp               COM              103304101     1033   21000 SH       Sole              21000      0    0
Bristol Myers                  COM              09247u107     3978  126050 SH       Sole             126050      0    0
CIGNA Corp.                    COM              125509109      251    4800 SH       Sole               4800      0    0
Caterpillar Inc.               COM              149123101      266    3400 SH       Sole               3400      0    0
ChevronTexaco                  COM              166741009     9043  107350 SH       Sole             107350      0    0
Cisco Systems Inc.             COM              17275r102      838   30100 SH       Sole              30100      0    0
Citigroup Inc.                 COM              173034109    10717  208950 SH       Sole             208950      0    0
Clorox Co.                     COM              189054109      497    8000 SH       Sole               8000      0    0
ConocoPhillips                 COM              20825c104     7810   99490 SH       Sole              99490      0    0
Consolidated Edison            COM              209115104     1742   38600 SH       Sole              38600      0    0
Consolidated-Tomoka Land Co    COM              210226106      268    3872 SH       Sole               3872      0    0
Crosstex Energy                COM              22765Y104      388   13500 SH       Sole              13500      0    0
Crosstex Energy L.P            COM              22765U102      353   10000 SH       Sole              10000      0    0
D R Horton Inc                 COM              23331a109     2549  127900 SH       Sole             127900      0    0
Dell Computer                  COM              247025109     3663  128300 SH       Sole             128300      0    0
Discovery Holding Company A    COM              25468y107      693   30150 SH       Sole              30150      0    0
Double-Take Software           COM              258598101      164   10000 SH       Sole              10000      0    0
Drew Industries                COM              26168L205     2000   60350 SH       Sole              60350      0    0
Duke Realty Invts              COM              264411505      328    9200 SH       Sole               9200      0    0
Eastman Kodak                  COM              277461109      646   23200 SH       Sole              23200      0    0
Electronic Arts, Inc.          COM              2855T2109      237    5000 SH       Sole               5000      0    0
Exxon Mobil Corp               COM              30231g102     2479   29554 SH       Sole              29554      0    0
Farmers & Merchants Bank Of Lo COM              308035104     1995     300 SH       Sole                300      0    0
Fed Ex Corp                    COM              31428x106      710    6400 SH       Sole               6400      0    0
Fidelity National Financial    COM              31620R105     4202  177316 SH       Sole             177316      0    0
Fidelity National Information  COM              31620M106      280    5161 SH       Sole               5161      0    0
First National Bank of Alaska  COM              322387101      220     100 SH       Sole                100      0    0
Florsheim Group                COM              343302105        0   10000 SH       Sole              10000      0    0
Freddie Mac Voting Shs         COM              313400301     1952   32150 SH       Sole              32150      0    0
General Dynamics Corp.         COM              369550108     1895   24225 SH       Sole              24225      0    0
General Electric Co.           COM              369604103     6473  169100 SH       Sole             169100      0    0
Harman International Industrie COM              413086109      677    5800 SH       Sole               5800      0    0
Healthcare Realty Trust        COM              421946104     1011   36400 SH       Sole              36400      0    0
Heinz H J Co                   COM              423074103     2411   50800 SH       Sole              50800      0    0
Hewlett-Packard Company        COM              428236103      535   12000 SH       Sole              12000      0    0
Home Depot Inc.                COM              437076102     6280  159600 SH       Sole             159600      0    0
IBM Corp                       COM              459200101     5710   54250 SH       Sole              54250      0    0
Integrys Energy Group Plc      COM              45822P105     1790   35293 SH       Sole              35293      0    0
Intel Corp                     COM              458140100     6946  292610 SH       Sole             292610      0    0
Johnson & Johnson              COM              478160104     7813  126800 SH       Sole             126800      0    0
Lehman Bros. Holding           COM              524908100      455    6000 SH       Sole               6000      0    0
Lennar Corp                    COM              526057104     1565   42800 SH       Sole              42800      0    0
Liberty Global C               COM              530555309      561   14285 SH       Sole              14285      0    0
Liberty Global Class A         COM              530555101      586   14290 SH       Sole              14290      0    0
Liberty Media Hldg Cap A       COM              53071M302     1759   14945 SH       Sole              14945      0    0
Liberty Media Hldy Cp Inter A  COM              53071M104     1664   74525 SH       Sole              74525      0    0
Liberty Property Trust         COM              531172104      431    9800 SH       Sole               9800      0    0
McDonalds Corp.                COM              580135101     3977   78350 SH       Sole              78350      0    0
Merck & Co.                    COM              589331107     4116   82650 SH       Sole              82650      0    0
Merrill Lynch & Co.            COM              590188108      736    8800 SH       Sole               8800      0    0
Microsoft Corp.                COM              594918104     7421  251815 SH       Sole             251815      0    0
Nabors Industries              COM              g6359f103     4236  126900 SH       Sole             126900      0    0
Natural Resource Partners L.P. COM              63900P103      251    6600 SH       Sole               6600      0    0
Nokia Corp                     COM              654902204     5425  193000 SH       Sole             193000      0    0
Office Depot                   COM              676220106     1697   56000 SH       Sole              56000      0    0
Pfizer Inc.                    COM              717081103    11605  453851 SH       Sole             453851      0    0
PrimeWest Energy Tr            COM              741930309     2437  115900 SH       Sole             115900      0    0
Pulte Homes                    COM              746920107     1155   51450 SH       Sole              51450      0    0
Regions Financial Corp         COM              758940100      206    6225 SH       Sole               6225      0    0
Ross Stores Inc.               COM              778296103      277    9000 SH       Sole               9000      0    0
Royal Dutch Shell -- Tendered  COM              780259206      567    6980 SH       Sole               6980      0    0
Ryland Group                   COM              783764103      740   19800 SH       Sole              19800      0    0
SLM Corporation                COM              78442p106      420    7300 SH       Sole               7300      0    0
Southern Co.                   COM              842587107     1509   44000 SH       Sole              44000      0    0
Sprint Nextel Corp             COM              852061100     2583  124700 SH       Sole             124700      0    0
Star Gas Ptnrs L.P.            COM              85512C105      335   75000 SH       Sole              75000      0    0
Starbucks Corporation          COM              855244109      268   10200 SH       Sole              10200      0    0
Time Warner                    COM              887317105     4118  195700 SH       Sole             195700      0    0
Toll Brothers Inc              COM              889478103     1174   47000 SH       Sole              47000      0    0
United States Steel Corp       COM              912909108      468    4300 SH       Sole               4300      0    0
UnitedHealth Group Inc         COM              91324P102     4004   78300 SH       Sole              78300      0    0
Wal-Mart Stores Inc.           COM              931142103     3806   79100 SH       Sole              79100      0    0
Washington Mutual, Inc.        COM              939322103    10607  248748 SH       Sole             248748      0    0
Wellpoint, Inc.                COM              94973V107      319    4000 SH       Sole               4000      0    0
XTO Energy Inc                 COM              98385X106      601   10000 SH       Sole              10000      0    0
YRC Worldwide                  COM              984249102     4385  119150 SH       Sole             119150      0    0
iShares Russell 2000           COM              464287655      224    2700 SH       Sole               2700      0    0
iShares Russell Midcap         COM              464287499      240    2200 SH       Sole               2200      0    0
iShares S&P Eur 350            COM              464287861     1041    8900 SH       Sole               8900      0    0
Latin America Equity Fund Inc.                  51827t100      404    7817 SH       Sole               7817      0    0
ABN Amro Preferred G 6.08%                      00372q100     1315   56400 SH       Sole              56400      0    0
CORTS Trust for Ford Motor 8%                   22082k209     1386   68300 SH       Sole              68300      0    0
Crescent R.E. Pref A 6.75%                      225756204     3779  152000 SH       Sole             152000      0    0
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